Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 14,359	$ 16,279
Expected weighted-average life (in years)	5.0	5.2
Prepayment speed assumption (annual CPR)	13.70%	12.60%
Decrease in fair value from 10% adverse change	913	844
Decrease in fair value from 25% adverse change	2,151	1,992
Discount rate assumption	6.90%	8.10%
Decrease in fair value from 100 basis point increase	613	777
Decrease in fair value from 200 basis point increase	1,171	1,487
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	230	226
Expected weighted-average life (in years)	4.6	5.2
Prepayment speed assumption (annual CPR)	10.70%	11.40%
Decrease in fair value from 10% adverse change	6	7
Decrease in fair value from 25% adverse change	15	16
Discount rate assumption	15.60%	17.80%
Decrease in fair value from 100 basis point increase	6	6
Decrease in fair value from 200 basis point increase	12	13
Senior bonds [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	321	441
Expected weighted-average life (in years)	5.6	4.5
Prepayment speed assumption (annual CPR)	13.90%	18.10%
Decrease in fair value from 10% adverse change	2	2
Decrease in fair value from 25% adverse change	4	6
Discount rate assumption	7.10%	6.80%
Decrease in fair value from 100 basis point increase	12	14
Decrease in fair value from 200 basis point increase	24	27
Credit loss assumption	4.50%	3.70%
Decrease in fair value from 10% higher losses	1	1
Decrease in fair value from 25% higher losses	2	3
Subordinated bonds [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	45	47
Expected weighted-average life (in years)	6.1	8.3
Prepayment speed assumption (annual CPR)	6.90%	4.80%
Decrease in fair value from 10% adverse change	0	0
Decrease in fair value from 25% adverse change	1	0
Discount rate assumption	11.90%	10.20%
Decrease in fair value from 100 basis point increase	2	3
Decrease in fair value from 200 basis point increase	4	6
Credit loss assumption	0.50%	0.70%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	$ 0	$ 0